Leases - Schedule of Future Lease Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Future lease payments under operating leases
2024	$ 8,024
2025	6,038
2026	5,961
2027	6,221
2028	6,210
Thereafter	23,338
Total future lease payments	55,792
Less: Imputed interest	10,715
Total lease liability balance	$ 45,077